Nature of Operations	12 Months Ended
Dec. 31, 2024
Nature of Operations [Abstract]
NATURE OF OPERATIONS

NOTE 1: NATURE OF OPERATIONS

INX Limited (the “Company” or “INX”) was incorporated under the Gibraltar Companies Act on November 27, 2017, with registered office at 57/63 Line Wall Road, Gibraltar GX11 1AA, Gibraltar. The Company is wholly owned by The INX Digital Company Inc., a company incorporated under the provincial Business Corporations Act in British Columbia, Canada, with publicly listed shares on Cboe Canada under the symbol INXD and The OTCQB Venture Market under the symbol INXDF.

The consolidated financial statements of the Company as of and for the year ended December 31, 2024, and 2023 and for the three years in the period ended December 31, 2024, were authorized for issuance on April 2, 2025, in accordance with a resolution of the board of directors.

Discontinued operation

On August 29, 2024 (“the sale date”), INX entered into a share sale agreement to sell its holdings in I.L.S. Brokers Ltd., a Company incorporated under the laws of the State of Israel (“ILSB”). The transaction was completed on November 29, 2024. The consideration was $4,450 plus ILSB’s equity value as of October 31, 2024. A cash amount equal to 15% of the purchase price is being held in escrow until November 29, 2025, to secure the indemnification and other payment obligations of the Company. For further details see note 4.

Nature of Operations

The Company, through its subsidiaries, primarily focuses on providing regulated infrastructure for security token offerings and on-chain Real World Assets (RWAs). The Company operates INX.One, a comprehensive platform that serves as a single point of entry for both primary issuance of regulated security tokens and secondary market trading of these tokens, along with digital assets (cryptocurrencies) trading capabilities. This integrated approach allows the Company to offer a complete solution for tokenization and regulated trading of blockchain-based securities.The Company charges fees at a transaction level. The transaction fee is calculated based on volume and the value of the transaction. The transaction fee is collected from customers at the time the transaction is executed.

The Company operates in the digital asset segment, which includes the development and operation of integrated, regulated solutions for trading of blockchain assets, and providing services for products utilizing blockchain technology.

Until November 24, 2024, the Company also operated in the brokerage segment through ILSB, which facilitated financial transactions between financial institutions and offered a full range of brokerage services to several leading banking institutions. Following the sale agreement signed on August 29, 2024, this segment was sold on November 29, 2024. The segment’s results until the sale date are presented as net income from discontinued operation in the statement of comprehensive income. For further information see note 4.

INX Token

As part of the Company’s blockchain ecosystem, INX created the INX Token (the “INX Token”), and on August 20, 2020, the U.S Securities and Exchange Commission (the “SEC”) acknowledged the effectiveness of the F-1 Registration Statement that was filed by INX with the SEC and declared the effectiveness of the initial public offering of INX Tokens (“The INX Token Offering” or “the Offering”) pursuant to which INX offered up to 130 million INX Tokens at a price of $0.90 per INX Token.

The INX Token was offered to the public on August 24, 2020, and closed on April 22, 2021, when the Offering was completed.

In July 2021, INX listed the INX Token for trading on the trading platform for “digital securities,” i.e., digital assets that constitute securities under the applicable law, operated through INX’s subsidiary, INX Securities, LLC (formerly the “INX Securities Trading Platform”, rebranded as INX.One in 2022).

INX has not allocated for issuance and does not intend to issue 35 million of the 200 million INX Tokens that have been created. These tokens may be used to fund acquisitions, address regulatory requirements or fund the operations of INX if the Board of Directors of INX determines that INX has net cash balances sufficient to fund less than nine months of its operations. INX intends to restrict issuances of the reserved INX Tokens to these or similar extraordinary situations to limit dilution to INX Token holders. In addition, INX maintains 29.4 million INX Tokens in its treasury. As of December 31, 2024, the Company held approximately 61.7 million (including 35 million not allocated to issue) million INX Tokens in aggregate.

Following an amendment to the INX Token rights which was approved by the Board of Directors of the Company on May 17, 2019 (the “Token Rights Amendment”), the holders of INX Tokens (other than INX) are entitled to receive a pro rata distribution of 40% of INX’s net cash flow from operating activities, excluding any cash proceeds from an initial sale by INX of an INX Token (the “Adjusted Operating Cash Flow”). The distribution is based on INX’s cumulative Adjusted Operating Cash Flow, net of cash flows which have already formed a basis for a prior distribution, calculated as of December 31 of each year. The distribution is to be paid to parties (other than INX) holding INX Tokens as of March 31 of the following year on April 30th, commencing with the first distribution to be paid, if at all. As of December 31, 2024, the INX cumulative adjusted operating cash flow activity was negative, and therefore no distribution is expected on April 30, 2025.

Holders of INX Tokens are also entitled, at a minimum, to a 10% discount on the payment of transaction fees on the INX.One Trading Platform.

Organizational Structure

The Parent Company’s significant shareholder is Triple-V (1999) Ltd. (“Triple-V") wholly owned by Mr. Shy Datika, the CEO of the Company, who, as of December 31, 2024, on a combined basis, owns 17.10% of the Parent Company’s outstanding common shares.

The Company operates through the following wholly owned subsidiaries:

●	INX Digital, Inc. (“INXD”), a Delaware corporation, is registered in 49 US states plus Washington D.C. and Puerto Rico as a money transmitter to operate a trading platform for digital assets. INXD launched a digital asset trading platform on April 29, 2021, which was developed by INX and is operated by INXD. Select digital assets are supported for trading on the INXD platform, such as (identified by symbol): AVAXC, BTC, CRV, DOGE, DOT, ETH, EUROC, FTMLTC, MELANIA, PAXG, PEPE, PYUSD, SOL, TRUMP, USDC, USDT, XRP.
●	INX Securities, LLC (Previously named: Openfinance Securities, LLC) (“INXS”), a Pennsylvania limited liability company. INXS is recognized in the US as a SEC registered Broker Dealer and is an SEC registered Alternative Trading System (“ATS”). INXS was purchased by INX on May 10, 2021, as part of the Asset Purchase Agreement with Openfinance Holdings, Inc. and certain subsidiaries of Openfinance Holdings, Inc., dated January 12, 2021. After closing on the acquisition, the company’s name was changed from Openfinance Securities, LLC to INX Securities, LLC. INXS offers investment in primary offering and secondary market trading of security tokens previously registered with the SEC or offered under an applicable SEC exemption.

●	Midgard Technologies Ltd. (“Midgard”) is a company incorporated under the laws of the State of Israel. Midgard had served as the research and development arm of INX since November 1, 2020, and was acquired on April 1, 2021. Midgard provides software development, marketing and operations services for the group and starting 2022, Midgard develops the digital assets trading platform, security token trading platform, and other products, and holds Intellectual property.

●	INX Transfer Agent LLC (previously named TokenSoft LLC) (“INX Transfer Agent”), is a Delaware limited liability company. INX Transfer Agent is a transfer agent registered with the SEC and was acquired by INX pursuant to a purchase agreement dated December 28, 2021, for nominal consideration.

●	INX Solutions Limited (“INX Solutions”) was incorporated by INX in Gibraltar as a private company limited by shares. INX Solutions provided liquidity and risk management services to the group through the end of 2023.

The following subsidiaries are currently dormant:

●	INX Digital Assets UK Limited (Previously named: ILSB UK Limited) (“INX UK”), a company incorporated under the laws of England and Wales. INX acquired all issued and outstanding shares of INX UK on July 13, 2021, from Mr. James Crossley, former board member of INX, in consideration for an inconsequential amount of cash.

●	INX EU Ltd. (“INX EU”), a company incorporated under the laws of Cyprus.

●	INX Services, Inc., a Delaware corporation.

Capital management

These consolidated financial statements have been prepared on a going concern basis, which contemplates that the Company will continue in operation for the foreseeable future and be able to realize its assets and discharge its liabilities and commitments in the normal course of business. As of December 31, 2024, the Company had an accumulated deficit of $28,976. During the year ended December 31, 2024, the Company incurred an operating loss of $12,164 and negative cash flow from operating activities of $10,714. Based on the Company’s existing cash funds and the working capital in the amount of $18,182 as of December 31, 2024 (excluding assets held in the Reserve Fund and the INX Token liability), and management’s projections of the operating results for the next twelve months, management concluded that the Company has sufficient funds to continue its operations and meet its obligations for a period of at least twelve months from the date the financial statements were authorized for issuance.